Retirement plan	12 Months Ended
Dec. 31, 2013
Retirement plan [Abstract]
Retirement plan

Note 14 - Retirement plan:

Effective January 1, 2012, the Company maintains a profit-sharing plan covering all eligible employees in accordance with Section 401(k) of the Internal Revenue Code. The plan is funded by employee and employer contributions. Employer contributions to the plan are at the discretion of the Company. There were no employer contributions in 2013 and 2012.